Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Revenues	$ 6,536,184	$ 2,904,950	$ 4,563,731
Hardware and equipment sales [Member]
Revenues
Revenues	6,114,134	1,683,155	2,428,592
Tax services [Member]
Revenues
Revenues	266,913	398,048	1,376,323
Software sales [Member]
Revenues
Revenues	$ 155,137	$ 823,747	$ 758,816